Net Income - Impairment Loss (Reversal of Impairment Loss) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of impairment loss and reversal of impairment loss [abstract]
Contract assets	$ 2,000,000		$ 1,000,000	$ 0
Trade notes and accounts receivable	128,000,000		109,000,000	123,000,000
Other receivables	22,000,000		7,000,000	20,000,000
Inventories	23,000,000	$ 1	34,000,000	207,000,000
Property, plant and equipment	299,000,000		0	0
Right-of-use assets	0	0	0	420,000,000
Investment properties	336,000,000	10	(107,000,000)	(83,000,000)
Intangible assets	$ 0	$ 0	$ 9,000,000	$ 29,000,000